LOANS (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans
Loans	$ 538,644,000	$ 538,305,272	$ 468,654,972
Commercial
Loans
Loans	44,658,000	47,184,681	34,653,869
Real estate construction
Loans
Loans	17,208,000	16,938,022	11,176,919
1-4 family residential
Loans
Loans	193,309,000	189,458,304	194,387,543
Multi-family residential
Loans
Loans	33,981,000	34,415,293	16,420,429
Non-farm & non-residential
Loans
Loans	166,568,000	161,821,521	126,791,109
Agricultural
Loans
Loans	66,293,000	71,344,589	68,002,303
Consumer
Loans
Loans	16,508,000	16,863,459	17,064,948
Other
Loans
Loans	$ 119,000	$ 279,403	$ 157,852